ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE
Trade	$ 754.3	$ 835.3
Amounts receivable from affiliated corporations	33.5	25.1
Other	216.0	127.9
Total	$ 1,003.8	$ 988.3